Note 6 - Property, Plant and Equipment (Details Textual)							12 Months Ended
	Jan. 31, 2020 CAD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Aug. 09, 2018 CAD ($)	Aug. 09, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Total property, plant and equipment			$ 14,168,326				$ 14,168,326		$ 13,764,928		$ 372,292
Mill storage extension payment			324,700	$ 250,000	$ 326,000	$ 250,000
Mill mobilization payments							99,863	$ 75,000	463,777	$ 352,200
Property, plant, and equipment transactions [member]
Statement Line Items [Line Items]
Payments of extension fee	$ 64,940	$ 50,000
Mill Equipment [member]
Statement Line Items [Line Items]
Total property, plant and equipment			$ 14,098,446				$ 14,098,446		$ 13,673,883		$ 265,997